Stock-Based Compensation and Equity (Tables)	6 Months Ended
Jun. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation Expense
Stock-based compensation expense in connection with all stock-based awards is presented as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Operating expenses	$21	$14	$40	$31
Selling expenses	56	43	110	(239)
General and administrative expenses	384	2,691	736	3,038
Total stock-based compensation	$461	$2,748	$886	$2,830